13. Subsequent Events	12 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

Subsequent to September 30, 2017, an aggregate of 100,000 shares of the Company’s common stock have been sold for $100,000. Additionally, an aggregate of 50,000 warrants to purchase the Company’s common stock have been issued in conjunction with the sale of the Company’s common stock.

Subsequent to September 30, 2017, an aggregate of 375,500 options to purchase the Company’s common stock have been granted.

On November 30, 2017, the Company paid off the remaining balance of the note payable to The Huntington National Bank.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into United States tax law, which among other provisions will lower the corporate tax rate to 21%. Given this date of enactment, our financial statements as of and for the year ended September 30, 2017 do not reflect the impact of the Act. The Company is in the process of analyzing the potential aggregate impact of the Act and will reflect any such impact in the quarterly report for the period in which the law was enacted.